SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
(a)BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 17, including investments (which are also disclosed in note 18), which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 23; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 25.

(b)BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred, the equity interests we issued, and the liabilities we incurred to former owners of the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

During the year ended December 31, 2021, we made several individually immaterial acquisitions and recognized $51 million of related goodwill, $37 million of which has been allocated to our Cable operating segment and $14 million of which has been allocated to our Media operating segment.

See note 30 for further information regarding our agreement to acquire Shaw Communications Inc. (Shaw).

(e)GOVERNMENT GRANTS
We recognize government financial assistance when there is reasonable assurance that we will comply with the conditions of the assistance and the assistance will be received. Assistance related to expenses is recognized as a reduction of the related expense; assistance related to assets is recognized as a reduction to the carrying amount of the asset. During the year ended December 31, 2022, we have recognized $43 million (2021 - $7 million) in government grants related to assets.

During 2022, we signed an agreement with Canada Infrastructure Bank for a 30-year, $665 million senior unsecured non-revolving facility with a below-market interest rate (see note 21). The benefit of a below-market loan from a government entity is accounted for as a government grant and is equal to the difference between (i) the present value of the cash flows at the time of borrowing based on a market interest rate and (ii) the proceeds received. We recognize the difference within "other current liabilities" (when the grant will be recognized within one year of the date of the financial statements) or "other long-term liabilities" on our Consolidated Statements of Financial Position. The liability is subsequently measured at amortized cost using the effective interest method. The interest expense on the liability will be represented by the accretion of the loan liability over time. The government grant will be recognized as a reduction of the interest expense over the term of the loan. We have not recognized a government grant liability related to this loan as at December 31, 2022 as we have not yet borrowed against this facility.
(f)NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2022
We adopted the following IFRS amendments in 2022. They did not have a material effect on our consolidated financial statements.
•Amendments to IFRS 3, Business Combinations - Updating a Reference to the Conceptual Framework, updating a reference in IFRS 3 to now refer to the Conceptual Framework.
•Amendments to IAS 16, Property, Plant and Equipment: Proceeds before intended use, prohibiting reducing the cost of property, plant and equipment by proceeds while bringing an asset to capable operations.
•Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets - Onerous Contracts, specifying costs an entity should include in determining the "cost of fulfilling" a potential onerous contract.

(g)RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standard and amendments to existing standards that will become effective in future years:
•IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts (January 1, 2023).
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current, clarifying the classification requirements in the standard for liabilities as current or non-current (January 1, 2023).
•Amendments to IAS 1, Presentation of Financial Statements - Disclosure of Accounting Policies, requiring entities to disclose material, instead of significant, accounting policy information (January 1, 2023).
•Amendments to IAS 8, Accounting Policies - Changes in Accounting Estimates and Errors, clarifying the definition of "accounting policies" and "accounting estimates" (January 1, 2023).
•Amendments to IAS 12, Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrowing the scope for exemption when recognizing deferred taxes (January 1, 2023).
•Amendments to IFRS 16, Leases - Lease Liability in a Sale and Leaseback, clarifying subsequent measurement requirements for sale and leaseback transactions for sellers-lessees. (January 1, 2024).
•Amendments to IAS 1, Presentation of Financial Statements - Non-current Liabilities with Covenants, modifying the 2020 amendments to IAS 1 to further clarify the classification, presentation, and disclosure requirements in the standard for non-current liabilities with covenants. (January 1, 2024).

We do not expect IFRS 17, Insurance Contracts, or the amendments effective January 1, 2023, will have an effect on our consolidated financial statements. We are assessing the impacts, if any, the remaining amendments will have on our consolidated financial statements; however we currently do not expect any material impacts.

(h)ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, we make judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	17	X		X
5	Revenue Recognition	19	X	X	X
7	Property, Plant and Equipment	23	X	X	X
8	Leases	25	X	X	X
9	Intangible Assets and Goodwill	27	X	X	X
10	Restructuring, Acquisition and Other	30	X		X
13	Income Taxes	32	X		X
14	Earnings Per Share	34	X
15	Accounts Receivable	34	X		X
16	Inventories	35	X
17	Financial Instruments	35	X	X	X
18	Investments	49	X
20	Provisions	53	X	X	X
23	Post-Employment Benefits	58	X	X
25	Stock-Based Compensation	64	X	X
28	Commitments and Contingent Liabilities	69	X		X